Other Non-Current Assets	6 Months Ended
Jun. 30, 2023
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS

NOTE 9 – OTHER NON-CURRENT ASSETS

As of June 30, 2023, other non-current assets included a three-year fixed deposit in the amount of RMB 27,400,000, or $3,778,633, in Minsheng Bank, from June 9, 2023, to June 9, 2026. The annual interest rate on the deposit is 3.2%, and early withdrawal before the expiry date is not allowed.